Related Party Transactions - Summary of Significant Investment And Collection Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Korea Credit Bureau Co., Ltd.
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		₩ 0	₩ 0
Withdrawal and others		90	90
Balhae Infrastructure Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		279	894
Withdrawal and others		9,584	6,973
KB SPROTT Renewable Private Equity Fund No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	4,129
Withdrawal and others		0	0
KB Social Impact Investment Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		1,500	1,500
Withdrawal and others		0	0
KB-Stonebridge Secondary Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		13,258	9,093
Withdrawal and others		₩ 11,578	₩ 0
KB No.9 Special Purpose Acquisition Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2021.	Excluded from the Group’s related party as of December 31, 2021.
KB-Solidus Global Healthcare Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		₩ 0	₩ 10,920
Withdrawal and others		3,120	4,940
KB-UTC Inno-Tech Venture Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		5,085	16,965
Withdrawal and others		1,125	0
KB-KDBC Pre-IPO New Technology Business Investment Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	0
Withdrawal and others		4,800	6,400
POSCO-KB Shipbuilding Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	5,000
Withdrawal and others		₩ 7,600	₩ 2,125
KoFC KBIC Frontier Champ 2010-5(PEF)
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2021.	Excluded from the Group’s related party as of December 31, 2021.
KB GwS Private Securities Investment Trust
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]	₩ 0	₩ 0
Withdrawal and others	[1]	₩ 188,836	₩ 9,523
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2021.	Excluded from the Group’s related party as of December 31, 2021.
Aju Good Technology Venture Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		₩ 0	₩ 0
Withdrawal and others		4,769	2,885
KB-TS Technology Venture Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		3,080	2,240
Withdrawal and others		5,376	5,488
Keystone-Hyundai Securities No. 1 Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]	0	0
Withdrawal and others	[1]	₩ 1,925	₩ 0
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2021.	Excluded from the Group’s related party as of December 31, 2021.
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		₩ 10,000	₩ 8,000
Withdrawal and others		10,800	3,200
KB Star Office Private Real Estate Investment Trust No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	0
Withdrawal and others		1,246	1,273
KB-SJ Tourism Venture Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		500	1,500
Withdrawal and others		0	0
KB Pre IPO Secondary Venture Fund No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	0
Withdrawal and others		292	585
WJ Private Equity Fund No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	10,000
Withdrawal and others		0	0
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		7,692	5,700
Withdrawal and others		0	0
IGIS No.371 Professional Investors' Real Estate Investment Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]	0	10,000
Withdrawal and others	[1]	₩ 0	₩ 10,000
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2021.	Excluded from the Group’s related party as of December 31, 2021.
Koreit Tower Real Estate Investment Trust Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]	₩ 0	₩ 30,000
Withdrawal and others	[1]	₩ 0	₩ 30,000
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2021.	Excluded from the Group’s related party as of December 31, 2021.
Project Vanilla Co., Ltd.
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		₩ 0	₩ 2,450
Withdrawal and others		0	0
December & Company Inc.
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	30,000
Withdrawal and others		0	0
2020 KB Fintech Renaissance Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	550
Withdrawal and others		0	0
KB Material and Parts No.1 PEF
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	3,400
Withdrawal and others		0	0
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No. 2
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	0
Withdrawal and others		11,860	3,230
All Together Korea Fund No.2
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	100,000
Withdrawal and others		0	90,127
JR GLOBAL REIT
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]	0	219,493
Withdrawal and others	[1]	₩ 65,025	₩ 3,639
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2021.	Excluded from the Group’s related party as of December 31, 2021.
KB Private Equity Fund No.3
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]	₩ 0	₩ 0
Withdrawal and others	[1]	0	8,000
KBKTB Technology Venture Fund [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		5,600	0
Withdrawal and others		0	0
KBSOLIDUS Healthcare Investment Fund [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		1,800	0
Withdrawal and others		0	0
Paramark KB Fund No.1 [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		2,040	0
Withdrawal and others		0	0
FineKB Private Equity Fund No.1 [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		8,375	0
Withdrawal and others		0	0
KB Bio Private Equity No.3 Ltd. [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		10,000	0
Withdrawal and others		0	0
K The 15th REIT Co Ltd. [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]	8,600	0
Withdrawal and others	[1]	₩ 8,600	₩ 0
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2021.	Excluded from the Group’s related party as of December 31, 2021.
G Payment Joint Stock Company [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		₩ 9,029	₩ 0
Withdrawal and others		0	0
Four Ninety Eight Seventh Owners L L C [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		166,851	0
Withdrawal and others		₩ 0	₩ 0

[1]	Excluded from the Group’s related party as of December 31, 2021.